Segmented Information - Product Line (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segmented Information
Net premiums earned	$ 21,006.1	$ 16,558.0
Interest and dividends	961.8	640.8
Share of profit of associates	1,014.7	402.0
Net gains (losses) on investments	(1,733.9)	3,445.1
Gain on sale and consolidation of insurance subsidiaries	1,219.7	264.0
Other revenue	5,581.6	5,158.0
Income	$ 28,050.0	$ 26,467.9
Product Concentration | Net Premiums Earned
Segmented Information
Distribution of net premiums earned	100.00%	100.00%
Property
Segmented Information
Net premiums earned	$ 7,194.7	$ 5,929.6
Property | Product Concentration | Net Premiums Earned
Segmented Information
Distribution of net premiums earned	34.30%	35.80%
Casualty
Segmented Information
Net premiums earned	$ 11,766.1	$ 9,150.1
Casualty | Product Concentration | Net Premiums Earned
Segmented Information
Distribution of net premiums earned	56.00%	55.30%
Specialty
Segmented Information
Net premiums earned	$ 2,045.3	$ 1,478.3
Specialty | Product Concentration | Net Premiums Earned
Segmented Information
Distribution of net premiums earned	9.70%	8.90%
Property and Casualty Insurance and Reinsurance
Segmented Information
Net premiums earned	$ 20,663.7	$ 16,090.2
Property and Casualty Insurance and Reinsurance | Property
Segmented Information
Net premiums earned	7,194.7	5,921.4
Property and Casualty Insurance and Reinsurance | Casualty
Segmented Information
Net premiums earned	11,765.6	8,801.3
Property and Casualty Insurance and Reinsurance | Specialty
Segmented Information
Net premiums earned	1,703.4	1,367.5
Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Net premiums earned	6,107.8	5,024.8
Property and Casualty Insurance and Reinsurance | North American Insurers | Property
Segmented Information
Net premiums earned	1,379.3	1,209.6
Property and Casualty Insurance and Reinsurance | North American Insurers | Casualty
Segmented Information
Net premiums earned	4,284.3	3,400.2
Property and Casualty Insurance and Reinsurance | North American Insurers | Specialty
Segmented Information
Net premiums earned	444.2	415.0
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Net premiums earned	12,726.9	9,451.8
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Property
Segmented Information
Net premiums earned	4,895.5	3,876.9
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Casualty
Segmented Information
Net premiums earned	6,866.2	4,856.8
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Specialty
Segmented Information
Net premiums earned	965.2	718.1
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Net premiums earned	1,829.0	1,613.6
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Property
Segmented Information
Net premiums earned	919.9	834.9
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Casualty
Segmented Information
Net premiums earned	615.1	544.3
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Specialty
Segmented Information
Net premiums earned	294.0	234.4
Life insurance and Run-off
Segmented Information
Net premiums earned	342.4	467.8
Life insurance and Run-off | Property
Segmented Information
Net premiums earned		8.2
Life insurance and Run-off | Casualty
Segmented Information
Net premiums earned	0.5	348.8
Life insurance and Run-off | Specialty
Segmented Information
Net premiums earned	$ 341.9	$ 110.8